Loans and borrowings - Summary of Terms and Conditions of Outstanding Loans and Borrowings (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 6,674,961	¥ 6,025,633	$ 930,464
Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 2,489,800	¥ 2,520,294	$ 347,069
Unsecured bank loans [member] | Renminbi [Member] | Fixed rate loans [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	2.10%	2.00%	2.10%
Maturity	2025	2024
Borrowings	¥ 1,591,800	¥ 1,760,294	$ 221,891
Unsecured bank loans [member] | Renminbi [Member] | Floating rate loans [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	2.70%	2.60%	2.70%
Borrowings	¥ 898,000	¥ 760,000	$ 125,178
Unsecured bank loans [member] | Renminbi [Member] | Floating rate loans [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025	2024
Unsecured bank loans [member] | Renminbi [Member] | Floating rate loans [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2026	2026
Secured bank loans [member] | Renminbi [Member] | Fixed rate loans [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	0.60%	1.30%	0.60%
Maturity	2025	2024
Borrowings	¥ 20,000	¥ 20,000	$ 2,788